Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical  Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

May 16, 2019

   Advised by: Tactical Fund Advisors, LLC

                                       8316 Cornell Road

                     Cincinnati, OH 45249

www.tacticalfundadvisors.com

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tacticalfundadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TABLE OF CONTENTS

Tactical Conservative Allocation Fund

Investment Objective

1

Fees and Expenses

1

Portfolio Turnover

2

Principal Investment Strategy

2

Principal Investment Risk

3

Performance Management

4

Management

4

Tactical Moderate Allocation Fund

Investment Objective

7

Fees and Expenses

7

Portfolio Turnover

8

Principal Investment Strategy

8

Principal Investment Risk

9

Performance Management

11

Management

11

Tactical Growth Allocation Fund

Investment Objective

13

Fees and Expenses

13

Portfolio Turnover

14

Principal Investment Strategy

14

Principal Investment Risk

15

Performance Management

17

Management

18

Additional Information About Investment Strategy

19

Investment Objective

19

Principal Investment Strategies

19

Temporary Defensive Positions

23

Portfolio Holdings Disclosure

27

Cybersecurity

27

Management of the Fund

28

How Fund Shares Are Priced

29

Automatic Investment Plans

33

Redeeming Shares

33

Redeeming by Mail

34

Additional Redemption Information

35

Taxes

37

Distribution of Shares

37

Financial Highlights

38

Privacy Notice

39

Tactical Conservative Allocation Fund

Investment Objective:  The Tactical Conservative Allocation Fund seeks to provide capital appreciation  with a secondary objective of capital preservation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1) Interest and Dividends on Securities Sold Short 0.05% Remaining Other Expenses 0.35%	0.40%	0.40%
Acquired Fund Fees and Expenses(1)(2)	0.20%	0.20%
Total Annual Fund Operating Expenses	2.15%	1.90%

1)     Estimated for the current fiscal year.

2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$218	$673
I	$193	$597

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk: There is a risk that  issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leveraged ETF Risk: Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Anchor Capital Management Group, Inc.

                                Exceed Advisory LLC

                                Tuttle Tactical Management, LLC

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers: Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Tactical Moderate Allocation Fund

Investment Objective: The Tactical Moderate Allocation Fund will seek to provide capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1) Interest and Dividends on Securities Sold Short 0.05% Remaining Other Expenses 0.35%	0.40%	0.40%
Acquired Fund Fees and Expenses(1)(2)	0.20%	0.20%
Total Annual Fund Operating Expenses	2.15%	1.90%

1)   Estimated for the current fiscal year.

2)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$218	$673
I	$193	$597

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged, fixed income, and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for the fund’s shares may deviate from a fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for fund shares than the fund’s net asset value, which is reflected in the bid and ask price for fund shares or in the closing price.

Inverse ETF Risk: Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Leveraged ETF Risk: Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call(put) strike at maturity.

Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Anchor Capital Management Group, Inc.

Exceed Advisory LLC

Tuttle Tactical Management, LLC

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital Management Group Inc., have each served the Fund as a portfolio manager since its inception in March 2019.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

 Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Tactical Growth Allocation Fund

Investment Objective: The Tactical Growth Allocation Fund will seek to provide capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1) Interest and Dividends on Securities Sold Short 0.05% Remaining Other Expenses 0.35%	0.40%	0.40%
Acquired Fund Fees and Expenses(1)(2)	0.20%	0.20%
Total Fund Operating Expenses	2.15%	1.90%

1)      Estimated for the current fiscal year.

2)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$218	$673
I	$193	$597

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a fund’s shares may deviate from a fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for fund shares than a fund’s net asset value, which is reflected in the bid and ask price for fund shares or in the closing price.

Leveraged ETF Risk: Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Inverse ETF Risk: Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect.  ETNs also are subject to issuer and fixed-income risk.

Foreign Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk:  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk: The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call(put) strike at maturity.

Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk: The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Tactical Fund Advisors, LLC, located at 8316 Cornell Road, Cincinnati, Ohio 45249, as the investment adviser to the Fund. Under the terms of the management agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Funds.

Sub-Adviser: The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc.(“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Investment Adviser: Tactical Fund Advisors, LLC

Sub-Advisers:

Anchor Capital Management Group, Inc.

Exceed Advisory LLC

    Tuttle Tactical Management, LLC

Investment Adviser Portfolio Manager: Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers: Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital have each served the Fund as a portfolio manager since its inception in March 2019.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objectives and principal strategies of each Fund are described in this section. Each Fund’s investment objective(s) is/are a non-fundamental policy and may be changed without shareholder approval by the Board of Trustees (the “Board”) upon 60 days written notice to shareholders. If a Fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. There is no guarantee that a Fund will achieve its objective. Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Funds.

INVESTMENT OBJECTIVES

Fund	Investment Objective(s)
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation.
Tactical Moderate Allocation Fund	The Fund seeks to provide a balance of protecting capital and growing capital.
Tactical Growth Allocation Fund	The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Tactical Conservative Allocation Fund

The Fund seeks to provide capital appreciation, with a secondary objective of capital preservation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital Management Group Inc.(“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs including fixed income. Depending on the sub-advisers model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Tactical Moderate Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international equities and equity ETFs including leveraged, inverse, and fixed income ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Tactical Growth Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

INFORMATION APPLICABLE TO ALL FUNDS

Temporary Defensive Investments: To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Such investments may be inconsistent with a Fund’s principal investment strategies. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the Fund may not be able to achieve its investment objective.

Exemptive Order: The Adviser, on behalf of itself and on behalf of the Funds, has requested that the SEC grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). However, if the adviser hires a sub-adviser that is to be paid directly by a Fund rather than by the Adviser out of its compensation, shareholder approval will be required. Until that Order is granted, shareholder approval is required if the Adviser hires a sub-adviser or sub-advisers. However, there is no guarantee that the Order will be issued.

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

The following risks may apply to a Fund’s direct investments as well the Fund’s indirect risks through investing in other registered funds:

Credit Risk: Credit Risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing a Fund’s total return. A Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for a Fund.

Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Emerging Markets Risk: A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Exchange Traded Fund Risk: The Funds may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the adviser or sub-adviser (as applicable) may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. ETFs in which the Funds invest will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Leveraged ETF Risk: Investing in leveraged ETFs will amplify a Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Foreign Risk: To the extent a Fund invest in foreign securities, a Fund could be subject to greater risks because a Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, a Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if a Fund.

High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by a Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Inverse ETF Risk: Investing in inverse ETFs may result in increased volatility due to the possible use of short sales of securities and derivatives such as options and futures. The use of leverage by an ETF increases risk to a Fund. The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Management Risk: The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which a Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its sub-advisers. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Model Risk: Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that a Fund will be successful under all or any market conditions.

Options Risk: A Fund may lose the entire put (call) option premium paid if the underlying security does not decrease (increase) in value at expiration. Put and call options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put and call options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Fund's participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which the Fund purchases an offsetting position. A Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which a Fund purchases an offsetting position.

Portfolio Turnover Risk:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Portfolio turnover refers to the rate at which the Underlying Funds held by a Fund are bought and sold. The higher the rate, the higher the transactional and brokerage costs associated with turnover, which may reduce a Fund’s returns, unless the securities traded can be bought and sold without significant transaction or commission costs or redemption fees.

Short Position Risk: If a security or other instrument sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

A Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Fund may not be able to substitute or sell the pledged collateral.

Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Portfolio Holdings Disclosure: A description of each Fund’s policies regarding the release of portfolio holdings information is available in the Funds’ SAI. The Funds may, from time to time, make available month-end portfolio holdings information on the website www.tacticalfundadvisors.com, which may also include information about a Fund’s investments in securities and other investments. If month-end portfolio holdings information is posted to the website, the information is expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request publicly available portfolio holdings schedules at no charge by calling 1-800-869-1679. The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; currency and sector exposures; a Fund’s asset  class and instrument exposures; and a Fund’s performance attribution, by posting such information on the website www.tacticalfundadvisors.com or upon reasonable request made to the Fund or the Adviser.

Cybersecurity: The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by each Fund and its service providers, systems, networks, or devices potentially can be breached. A Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Tactical Fund Advisors, LLC, serves as investment adviser to the Funds.  Subject to the authority of the Board, the Adviser is responsible for management of each Fund’s investment portfolio including through the sub-adviser. The Adviser is responsible for selecting each Fund’s sub-adviser and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Underlying Pools and their managers, selection of swap or structured note counterparties, and oversight of the sub-adviser’s fixed income investments. The Adviser was established in June 2018 for the purpose of advising mutual funds. As of February 25, 2019, the Adviser had no assets under management.

Pursuant to an advisory agreement between each Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to a percentage of each Funds’ average daily net assets in accordance with an advisory fee schedule which includes breakpoints according to the table below.

Fund	Advisory Fee
Tactical Conservative Allocation Fund	1.30%
Tactical Moderate Allocation Fund	1.30%
Tactical Growth Allocation Fund	1.30%

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund as described in the Fund Summary, until at least May 31, 2020, to ensure the total Fund operating expenses after fee waiver and reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.00% and 1.75% of the Fund assets attributable to Class A shares and Class I shares, respectively. Waived fees and absorbed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

A discussion regarding the basis for the Board approval of the advisory agreement with respect to the Funds will be available in the Funds’ annual shareholder report.

INVESTMENT ADVISER PORTFOLIO MANAGER

Drew K Horter, CFP, CEO

Drew K. Horter is Chief Executive Officer and Chief Investment Strategist of Tactical Fund Advisors, LLC. Mr. Horter has been in financial services since 1982, and is a licensed insurance professional. He has extensive industry knowledge as an Investment Advisor Representative, and has previously held FINRA securities licenses that include the Series 6, 7, 22 and 63. In 1991 Drew founded Horter Investment Management, an SEC-registered investment advisory firm.

Mr. Horter is a graduate of the University of Cincinnati with a degree in Economics.

INVESTMENT SUB-ADVISER PORTFOLIO MANAGERS

Garrett Waters

Garrett Waters is Chief Executive Officer to Anchor Capital. Before joining Anchor Capital in 2009, Garrett began his investment career in New York City with J.P. Morgan Investment Management within its Institutional Investment Management division, then as a principal with Barclays Global Investors. Mr. Waters was involved in institutional and private fund management with Hollencrest Capital Management in 2001 and Pacific Financial Advisers.  Mr. Waters is a graduate of Villanova University with a degree in business.

Eric Leake

Eric Leake is President and Chief Investment Officer to Anchor Capital. Mr. Leake is a level II Chartered Market Technician, member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), National Association of Active Investment Managers (NAAIM), and former advisory board member to Rydex Financial Services, LLC. Mr. Leake attended Azusa Pacific University majoring in Communications.

Joseph Halpern

As CEO of Exceed Advisory, LLC, Mr. Halpern is responsible for setting and managing the overall direction of the firm. Mr. Halpern founded Exceed in 2013. Prior to founding Exceed Advisory, Joseph was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he headed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products.

Matthew Tuttle

Matthew Tuttle is a Certified Financial Planner® professional. He has been the Chief Executive Officer and Chief Investment Officer of Tuttle Tactical Management, LLC since starting the firm in 2012. Mr. Tuttle has an Masters in Business Administration in Finance from Boston University.

HOW FUND SHARES ARE PRICED

A Fund’s assets are generally valued at their market value using market quotations. A Fund may use pricing services to determine market value. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Funds’ Board. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. A Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes two classes of shares offered by each Fund: Class A and Class I. Under this Prospectus, each Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees on page 37 of this Prospectus. Each class of shares in a Fund represents interest in the same portfolio of investments within a Fund. There is no investment minimum on reinvested distributions and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below, and investment minimums. Each Fund reserves the right to waive all sales charges and investment minimums. All share classes may not be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price  and are subject to 12b-1 distribution fee of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of a Fund is $500 for all accounts. The minimum subsequent investment in Class A shares of a Fund is $250 for all accounts.

Class I Shares

Class I shares of each Fund are sold at NAV and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by a Fund, Class I shares require a minimum initial investment of $500 and the minimum subsequent investment is $250. Class I shares are offered to investment and institutional clients of the Fund’s Adviser and its affiliates, to certain persons affiliated with the Adviser, to certain of the Funds’ service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A shares issued by a Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. For federal income tax purposes, an exchange of Class A shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus. You also may wish to consult with your financial Adviser for advice with regard to which share class would be most appropriate for you.

Opening an Account: Each Fund is a separate series of Collaborative Investment Series Trust (the “Trust”), and you may purchase shares directly from a Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of a Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in a Fund for the first time, please call the Funds’ transfer agent at 1-800-869-1679 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in a Fund should be intended as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Funds, please call 1-800-869-1679.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the applicable Fund in which you are investing to the following address:

Collaborative Investment Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4031

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

●

Fund name and account number;

●

Account name(s) and address;

●

The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your pre-designated bank account on the day of purchase, each Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or a Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-800-869-1679 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Funds’ custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

AUTOMATIC INVESTMENT PLANS

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

OTHER PURCHASE INFORMATION

If your wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Funds may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem your shares on any business day. Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●      Include the Fund name and account number;

●      Include the account name(s) and address;

●      State the dollar amount or number of shares you wish to redeem; and

●      Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Funds also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-869-1679 if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization. The Funds will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Funds may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL

You may redeem any part of your account in the Funds by mail at no charge.  Your request, in proper form, should be addressed to:

Collaborative Investment Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4031

TELEPHONE REDEMPTIONS

You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-869-1679. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS IN KIND

The Funds reserve the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of a Fund’s net assets at the beginning of the 90-day period).  In-kind redemptions of a Fund’s shares will be redeemed pro rata to the extent that doing so is reasonable and in the best interests of a Fund and its shareholders. The securities will be chosen by a Fund and valued using the same procedures as used in calculating a Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

ADDITIONAL REDEMPTION INFORMATION

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-869-1679. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Funds typically expect that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment dates.

Low Balances: Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in a Fund upon 30 days written notice if the value of your shares in a Fund is less than $1,000 due to redemption, or such other minimum amount as a Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Funds can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently uses several methods to reduce the risk of market timing. These methods include:

·       Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market

        Timing Trading Policy”,

·       Rejecting or limiting specific purchase requests,

·       Rejecting purchase requests from certain investors, and

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAXES

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Funds anticipate that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

Distributor:  Arbor Court Capital, LLC (“Arbor Court”), 8000 Towne Center Drive, Suite 400, Broadview Heights, Ohio 44147 is the distributor for the shares of the Funds. Arbor Court is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees:  The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, respectively (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, pursuant to which each Fund may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of a Fund’s average daily net assets attributable to the respective class of shares.  Class I does not have a Plan.

12b-1 Fee	Class A
Tactical Conservative Allocation Fund	0.25%
Tactical Moderate Allocation Fund	0.25%
Tactical Growth Allocation Fund	0.25%

The distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of a Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES: The distributor, its affiliates, and the Funds’ Adviser and its affiliates may each, at its own expense and out of its own assets including their legitimate profits from Fund-related activities (and not as an additional charge to any Fund), provide additional cash payments to financial intermediaries who sell shares of a Fund. Financial intermediaries include broker-dealers, financial advisers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Such payments may provide incentives for such parties to make shares of a Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers; access to the financial intermediary’s registered representatives and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not change the price an investor pays for shares of a Fund or the amount that a Fund receives to invest on behalf of the investor.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Funds’ portfolio transactions, in consideration of sales of Fund shares.

Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

HOUSEHOLDING:  To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-800-869-1679 on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

·        Social Security number and wire transfer instructions

·        account transactions and transaction history

·        investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness.	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-595-4866

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

·  open an account or deposit money

·  direct us to buy securities or direct us to sell your securities

·  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

·  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

·  affiliates from using your information to market to you.

·  sharing for non affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. · Collaborative Investment Series Trust does not share with our affiliates.
Non Affiliates

Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

·  Collaborative Investment Series Trust does not share with non affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. · Collaborative Investment Series Trust does not jointly market.

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville and Company

Fund Administrator

Collaborative Fund Services, LLC

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds; affiliates.  Annual reports will, and the semi-annual reports may, contain management’s discussion of market conditions and investment strategies that significantly affected the performance results as of the Funds as of the latest semi-annual or annual fiscal year end.

Call the Funds at 1-800-869-1679 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information about the Funds at the internet site www.tacticalfundadvisors.com.

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-23306